Company FinanciaStatements (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
Condensed Balance Sheets

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	72,998	362	52
Amounts due from a subsidiary	—	13,697	1,986

Total current assets	72,998	14,059	2,038

Non-current assets
Investments in subsidiaries	290,462	213,579	30,966

Total non-current assets	290,462	213,579	30,966

Total assets	363,460	227,638	33,004

Liabilities
Current liabilities
Accruals and other liabilities	3,744	27,432	3,977
Amounts due to the subsidiaries the VIEs	—	11,230	1,628

Total current liabilities	3,744	38,662	5,605

Non-current liabilities
Net interests of the VIEs	27,115	64,718	9,383
Total non-current liabilities	27,115	64,718	9,383

Total liabilities	30,859	103,380	14,988

Shareholders’ equity:
Class A Ordinary shares	50	51	8
Class B Ordinary shares	25	24	3
Additional paid-in capital	1,459,374	1,558,356	225,940
Statutory reserves	1,191	1,191	173
Accumulated deficit	(1,122,153)	(1,450,374)	(210,284)
Accumulated other comprehensive (loss) income	(5,886)	15,010	2,176

Total shareholders’ equity	332,601	124,258	18,016

Total liabilities and shareholders’ equity	363,460	227,638	33,004

Condensed Statements of Comprehensive Loss
Condensed Statements of Comprehensive Loss

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(1,144)	(5,668)	(13,630)	(1,976)

Total operating expenses	(1,144)	(5,668)	(13,630)	(1,976)

Loss from operations	(1,144)	(5,668)	(13,630)	(1,976)
Interest income	463	14	1	—
Share of losses from subsidiaries	(117,678)	(299,575)	(253,575)	(36,765)
Income (losses) from the VIEs	30,740	(8,730)	(37,603)	(5,452)
Other expenses	—	—	(23,414)	(3,394)

Net loss attributable to the Company’s ordinary shareholders	(87,619)	(313,959)	(328,221)	(47,587)

Other comprehensive (loss) income
Foreign currency translation adjustment, net of nil tax	(9,974)	(6,107)	20,896	3,030
Unrealized gains on available-for-sale debt securities	1,729	(1,729)	—	—

Other comprehensive (loss) income, net of tax	(8,245)	(7,836)	20,896	3,030

Comprehensive loss attributable to the Company’s ordinary shareholder	(95,864)	(321,795)	(307,325)	(44,557)

Condensed Statements of Cash Flows
Condensed
Statements of Cash Flows

	For the Year Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				Note (e)

Cash flows from operating activities	(681)	(4,874)	(13,738)	(1,992)

Cash flows from investing activities
Capital contribution to Group companies	(66,599)	(190,026)	(58,898)	(8,539)
Other investing activities	(484)	150	—	—

Net cash used in investing activities	(67,083)	(189,876)	(58,898)	(8,539)

Cash flows from financing activities
Other financing activities	(7,343)	256,947	—	—

Net cash (used in) provided by financing activities	(7,343)	256,947	—	—

Net (decrease) increase in cash and cash equivalents	(75,107)	62,197	(72,636)	(10,531)
Cash and cash equivalents at beginning of the year	85,908	10,801	72,998	10,583

Cash and cash equivalents at end of the year	10,801	72,998	362	52